Lord Abbett Calibrated Dividend Growth Fund
Lord Abbett Calibrated Dividend Growth Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek current income and capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 69 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Lord Abbett Calibrated Dividend Growth Fund	Class A		Class B	Class C		Class F	Class F3	Class I	Class P	Class R2	Class R3	Class R4	Class R5	Class R6	Class T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none		none	none	none	none	none	none	none	none	none	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Lord Abbett Calibrated Dividend Growth Fund		Class A		Class B		Class C		Class F		Class F3	[1]	Class I		Class P		Class R2		Class R3		Class R4		Class R5		Class R6	[1]	Class T
Management Fees		0.62%		0.62%		0.62%		0.62%		0.62%		0.62%		0.62%		0.62%		0.62%		0.62%		0.62%		0.62%		0.62%
Distribution and Service (12b-1) Fees		0.25%		1.00%		1.00%		0.10%		none		none		0.45%		0.60%		0.50%		0.25%		none		none		0.25%
Other Expenses		0.19%		0.19%		0.19%		0.19%		0.09%	[2]	0.19%		0.19%		0.19%		0.19%		0.19%		0.19%		0.09%		0.19%	[2]
Total Annual Fund Operating Expenses		1.06%		1.81%		1.81%		0.91%		0.71%	[2]	0.81%		1.26%		1.41%		1.31%		1.06%		0.81%		0.71%		1.06%	[2]
Fee Waiver and/or Expense Reimbursement	[3]	(0.11%)		(0.11%)		(0.11%)		(0.21%)	[4]	(0.11%)	[2]	(0.11%)		(0.11%)		(0.11%)		(0.11%)		(0.11%)		(0.11%)		(0.11%)		(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	0.95%	[5]	1.70%	[5]	1.70%	[5]	0.70%		0.60%	[2]	0.70%	[5]	1.15%	[5]	1.30%	[5]	1.20%	[5]	0.95%	[5]	0.70%	[5]	0.60%	[5]	0.95%	[2]
[1]	A shareholder transacting in Class F3 or R6 shares may be required to pay a commission to their financial intermediary.
[2]	Based on estimated amounts for the current fiscal year.
[3]	For the period from April 1, 2017 through March 31, 2018, Lord, Abbett & Co. LLC has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, to an annual rate of 0.60% for each of Class F3 and R6 and to an annual rate of 0.70% for each other class. This agreement may be terminated only by the Fund's Board of Directors.
[4]	For the period from April 1, 2017 through March 31, 2018, Lord Abbett Distributor LLC has contractually agreed to waive the Fund's 0.10% Rule 12b-1 fee for Class F. This agreement may be terminated only by the Fund's Board of Directors.
[5]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares Are Redeemed
Expense Example - Lord Abbett Calibrated Dividend Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	666	883	1,116	1,785
Class B	673	859	1,170	2,023
Class C	273	559	970	2,118
Class F	72	269	483	1,100
Class F3	61	216	384	872
Class I	72	248	439	991
Class P	117	389	681	1,513
Class R2	132	435	761	1,681
Class R3	122	404	708	1,569
Class R4	97	326	574	1,284
Class R5	72	248	439	991
Class R6	61	216	384	872
Class T	345	568	810	1,502

If Shares Are Not Redeemed
Expense Example No Redemption - Lord Abbett Calibrated Dividend Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	666	883	1,116	1,785
Class B	173	559	970	2,023
Class C	173	559	970	2,118
Class F	72	269	483	1,100
Class F3	61	216	384	872
Class I	72	248	439	991
Class P	117	389	681	1,513
Class R2	132	435	761	1,681
Class R3	122	404	708	1,569
Class R4	97	326	574	1,284
Class R5	72	248	439	991
Class R6	61	216	384	872
Class T	345	568	810	1,502

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69.83% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in equity securities of companies in the S&P 900® Index. The Fund focuses on large companies that the Fund’s portfolio management team believes have potential for long-term total return resulting from their earnings growth and willingness to consistently increase their dividends over time. The Fund’s portfolio management team uses fundamental research and quantitative analysis to select the Fund’s investments, while seeking to maintain an investment portfolio with industry, sector, and capitalization weightings and other portfolio characteristics that generally are similar to those of the S&P 900® 10-Year Dividend Growth Index (the “Dividend Growth Index”), which is a subset of the S&P 900® Index. The Dividend Growth Index is the exclusive property of Standard & Poor’s Financial Services LLC (“S&P”). Under a contract with Lord, Abbett & Co. LLC, S&P administers, maintains, and calculates the Dividend Growth Index. S&P and its affiliates will have no liability for any errors or omissions in calculating the Dividend Growth Index.

The Fund focuses on U.S. large companies that consistently have grown their dividends over time, which represent a relatively narrow market segment compared to the broader U.S. equity markets. The Fund may invest up to 10% of its net assets in foreign companies, including emerging market companies and American Depositary Receipts (“ADRs”). The Fund defines foreign companies as those whose securities are traded primarily on non-U.S. securities exchanges. Because ADRs represent exposure to foreign companies, the Fund deems them to be foreign investments even though they trade on U.S. exchanges. Foreign securities may be denominated in the U.S. dollar or other currencies. The Fund’s principal investments include the following types of securities and other financial instruments:

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Equity securities of large and mid-sized companies. The Fund may invest in any security that represents equity ownership in a company. Equity securities usually include common stocks, preferred stocks, equity interests in trusts (including real estate investment trusts (“REITs”) and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, and other instruments with similar characteristics. The Fund considers equity securities to include rights offerings and investments that convert into the equity securities described above.

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Dividend paying securities issued by companies that pay out a portion of their profits to shareholders instead of reinvesting all their profits in their businesses. Although issuers of dividend paying securities may include fast growing companies, they more commonly are “value” companies whose securities the portfolio management team believes have the potential for investment return because they are underpriced or undervalued according to certain financial measurements of intrinsic worth or business prospects.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective. The Fund may, however, deviate entirely from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

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Investment Strategy Risk: If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or strategies, even in a rising market. In addition, the Fund’s strategy of focusing on the relatively narrow market segment of dividend paying companies means the Fund will be more exposed to risks associated with that particular market segment than a fund that invests more widely.

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Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, political developments and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

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Equity Securities Risk: Equity securities, as well as equity-like securities such as convertible debt securities, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

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Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, its exposure to specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. If the Fund overweights a single industry or sector relative to its benchmark index, the Fund will face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that industry or sector. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole.

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Dividend Risk: Securities of dividend paying companies that meet the Fund’s investment criteria may not be widely available, limiting the Fund’s ability to produce current income and increasing the volatility of the Fund’s returns. At times, the performance of dividend paying companies may lag the performance of other companies or the broader market as a whole. In addition, the dividend payments of the Fund’s portfolio companies may vary over time, and there is no guarantee that a company will pay a dividend at all.

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Large Company Risk: As compared to smaller successful companies, larger, more established companies may be less able to respond quickly to certain market developments and may have slower rates of growth. Large companies also may fall out of favor relative to smaller companies in certain market cycles, causing the Fund to incur losses or underperform.

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Mid-Sized Company Risk: Investments in mid-sized companies may involve greater risks than investments in larger, more established companies. As compared to larger companies, mid-sized companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or operate in less established markets. Accordingly, securities of mid-sized companies tend to be more sensitive to changing economic, market and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term, and securities of mid-sized companies may be less well-known and trade less frequently and in more limited volume that the securities of larger, more established companies. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

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Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth. Value investing also is subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced.

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Foreign and Emerging Market Company Risk: The Fund’s investments in foreign (including emerging market) companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

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Foreign Currency Risk: The Fund may invest in securities denominated in foreign currencies, which are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.

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Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class F3 or T shares because these classes have not completed a full calendar year of operations as of the date of this prospectus.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Effective September 27, 2012, the Fund implemented its present dividend-oriented equity strategy. Performance for earlier periods reflects the Fund’s prior strategy of investing in a mix of equity and fixed income securities.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 3rd Q ’09 +12.47%	Worst Quarter 3rd Q ’11 -13.93%

Average Annual Total Returns (for the periods ended December 31, 2016)

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Returns - Lord Abbett Calibrated Dividend Growth Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date For Performance
Class A	8.48%	11.32%	6.10%
Class B	9.35%	11.56%	6.15%
Class C	13.25%	11.82%	6.00%
Class F	15.33%	12.83%		6.78%	Sep. 28, 2007
Class I	15.44%	12.93%	7.05%
Class P	14.89%	12.43%	6.58%
Class R2	14.73%	12.28%		6.33%	Sep. 28, 2007
Class R3	14.93%	12.39%		6.36%	Sep. 28, 2007
Class R4	15.21%			9.82%	Jun. 30, 2015
Class R5	15.46%			10.07%	Jun. 30, 2015
Class R6	15.62%			10.23%	Jun. 30, 2015
After Taxes on Distributions | Class A	6.37%	9.15%	4.59%
After Taxes on Distributions and Sale of Fund Shares | Class A	6.53%	8.65%	4.56%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes) (9/28/2007)	11.96%	14.66%	6.95%	6.51%	Sep. 28, 2007
S&P 500® Index (reflects no deduction for fees, expenses, or taxes) (6/30/2015)	11.96%	14.66%	6.95%	7.91%	Jun. 30, 2015
S&P 900® 10-Year Dividend Growth Index (reflects no deduction for fees, expenses, or taxes) (9/28/2007)	15.08%	13.57%	6.58%	6.40%	Sep. 28, 2007
S&P 900® 10-Year Dividend Growth Index (reflects no deduction for fees, expenses, or taxes) (6/30/2015)	15.08%	13.57%	6.58%	9.67%	Jun. 30, 2015